Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities, And Contingent Assets [Abstract]
Schedule of Movement in Provision for Asset Retirement Obligation
The movement in provisions for asset retirement obligations and restructuring charges during the years ended December 31, 2025 and 2024 is as follows:

(in millions)	December 31, 2025	December 31, 2024
Beginning balance	$214	$240
Arising/reassessed during the period	(26)	(1)
Accretion cost	4	4
Restructuring charges	—	7
Utilized(1)	(11)	(36)
Released to the consolidated statements of operations	(7)	—
Ending balance	$174	$214
(1)     Includes $7 million and $2 million related to asset retirement obligations and $4 million and $34 million related to restructuring charges for the years ended December 31, 2025 and 2024, respectively.